CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2013
CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

19. CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

        Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. These employee benefit expenses were $13,268, $22,556 and $48,383 in 2011, 2012 and 2013, respectively.

        PRC legal restrictions permit payments of dividends by the Group's PRC entities only out of their retained earnings, if any, determined in accordance with PRC regulations. Prior to payment of dividends, pursuant to the laws applicable to the PRC Foreign Investment Enterprises, the Group's PRC subsidiaries must make appropriations from after-tax profit to non-distributable reserve funds as determined by the board of directors of the Company's PRC subsidiaries. These reserve funds include one or more of the following (i) a general reserve, (ii) an enterprise expansion fund, and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the balance reaches 50% of the registered capital, and the other fund appropriations are at the management's discretion. These statutory reserve funds can only be used for purposes of general enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. Appropriations to these reserves by the Company's PRC subsidiaries were $2,875, $729 and $2,865 for the years ended December 31, 2011, 2012 and 2013, respectively.

        As a result of these PRC laws and regulations and the requirement that distributions by PRC entities can only be paid out of distributable profits computed in accordance with the PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Amounts restricted include paid-in capital and the statutory reserves of the Company's PRC subsidiaries. The aggregate amounts of capital and statutory reserves restricted which represented the amount of net assets of the relevant subsidiaries in the Group not available for distribution were $170,284 and $185,913 as of December 31, 2012 and 2013, respectively.

        As a result of the above restrictions, parent-only financials are presented on financial statement Schedule I.